UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September30,2006
Check here if Amendment [  ]; Amendment Number:
 This Amendment (Check only one.):
[  ] is a restatement.

[  ] adds new holdings
entries.
Institutional Investment Manager Filing
this Report:


Name:
Apex Capital Management

Address:
5335 Far Hills Ave


Suite 314


Dayton, OH 45429

13F File
Number:028-11050

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:
Michael D. Kalbfleisch

Title:
Vice President

Phone:
937-428-9222

Signature,
Place,
and Date of Signing:
Michael D. Kalbfleisch
Dayton, Ohio
October 18,2006
Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included
Managers:
0
Form 13F Information Table Entry
Total:
64
Form 13F Information Table Value
Total:
$409,071


List of Other Included Managers:
 NONE














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
       FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/
INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL
DSCRETN   MANAGERS     SOLE    SHARED    NONE
Microsoft Corporation	COM	594918104	15793	577850 SH	SOLE		577850
UnitedHealth Group	COM	91324P102	14107	286737 SH	SOLE		286737
General Electric Co	COM	369604103	12324	349121 SH	SOLE		349121
Legg Mason Inc.	COM	524901105	11374	112770 SH	SOLE		112770
PepsiCo Inc.	COM	713448108	10754	164790 SH	SOLE		164790
FedEx Corp	COM	31428X106	10638	97886 SH	SOLE		97886
Caterpillar Inc	COM	149123101	10636	161635 SH	SOLE		161635
Goldman Sachs Group Inc	COM	38141G104	10367	61280 SH	SOLE		61280
Cisco Systems Inc.	COM	17275R102	10302	447923 SH	SOLE		447923
Texas Instruments	COM	882508104	10280	309181 SH	SOLE		309181
Wal-Mart Stores Inc.	COM	931142103	10205	206910 SH	SOLE		206910
Burlington North SF	COM	12189T104	10081	137270 SH	SOLE		137270
Best Buy Company Inc	COM	086516101	9816	183263 SH	SOLE		183263
Nordstrom Inc.	COM	655664100	9484	224216 SH	SOLE		224216
"Citigroup, Inc."	COM	172967101	9436	189976 SH	SOLE		189976
Quest Diagnostics Inc	COM	74834L100	9393	153573 SH	SOLE		153573
ConocoPhillips	COM	20825C104	9059	152168 SH	SOLE		152168
Amgen Inc.	COM	031162100	8995	125748 SH	SOLE		125748
Intel Corporation	COM	458140100	8829	429213 SH	SOLE		429213
Zimmer Holdings Inc	COM	98956P102	8752	129665 SH	SOLE		129665
Adobe Systems Inc.	COM	00724F101	8668	231467 SH	SOLE		231467
Procter & Gamble Co.	COM	742718109	8657	139670 SH	SOLE		139670
Genentech Inc.	COM	368710406	8652	104615 SH	SOLE		104615
CVS Corp	COM	126650100	8604	267881 SH	SOLE		267881
eBay Inc.	COM	278642103	8486	299220 SH	SOLE		299220
Johnson & Johnson	COM	478160104	8429	129798 SH	SOLE		129798
Qualcomm Inc.	COM	747525103	8306	228505 SH	SOLE		228505
American Express Co.	COM	025816109	8237	146887 SH	SOLE		146887
GlobalSantaFe Corp	COM	G3930E101	7776	155560 SH	SOLE		155560
Medtronic Inc.	COM	585055106	7089	152656 SH	SOLE		152656
Eli Lilly & Co.	COM	532457108	6976	122391 SH	SOLE		122391
Harrahs Entertainment	COM	413619107	6667	100354 SH	SOLE		100354
Marsh & McLennan Cos	COM	571748102	6661	236636 SH	SOLE		236636
NVIDIA Corp	COM	67066G104	6522	220415 SH	SOLE		220415
Boeing Company	COM	097023105	6518	82664 SH	SOLE		82664
Deere & Company	COM	244199105	6214	74057 SH	SOLE		74057
Hartford Fincl Services	COM	416515104	6195	71415 SH	SOLE		71415
Lowes Companies Inc.	COM	548661107	6179	220190 SH	SOLE		220190
Invitrogen Corporation	COM	46185R100	6168	97278 SH	SOLE		97278
Nokia Corporation	COM	654902204	6045	307008 SH	SOLE		307008
Wells Fargo & Co	COM	949746101	5962	164800 SH	SOLE		164800
Comcast cl A special	COM	20030N200	5634	153057 SH	SOLE		153057
Broadcom Corporation	COM	111320107	5381	177370 SH	SOLE		177370
Corning Incorporated	COM	219350105	5355	219365 SH	SOLE		219365
Google Inc	COM	38259P508	5322	13241 SH	SOLE		13241
Staples Inc.	COM	855030102	5249	215745 SH	SOLE		215745
Marvell Technology Gr	COM	G5876H105	4006	206790 SH	SOLE		206790
IBM Corp	COM	459200101	3424	41791 SH	SOLE		41791
American Intl Group	COM	026874107	3250	49042 SH	SOLE		49042
Home Depot Inc.	COM	437076102	1486	40973 SH	SOLE		40973
Illinois Tool Works	COM	452308109	1244	27704 SH	SOLE		27704
United Technologies	COM	913017109	875	13805 SH	SOLE		13805
Morgan Stanley	COM	617446448	602	8255 SH	SOLE		8255
Capital One Financial Corp.	COM	14040H105	580	7375 SH	SOLE		7375
Comcast cl A	COM	20030N101	509	13795 SH	SOLE		13795
Robert Half Intl Inc	COM	770323103	386	11360 SH	SOLE		11360
JPMorgan Chase & Co	COM	46625H100	359	7655 SH	SOLE		7655
Cardinal Health Inc.	COM	14149Y108	343	5225 SH	SOLE		5225
Berkshire Hathaway cl B	COM	084670207	295	93 SH	SOLE		93
Bank of America Corp	COM	060505104	286	5345 SH	SOLE		5345
Ingersoll-Rand Co	COM	G4776G101	228	5995 SH	SOLE		5995
Clorox Company	COM	189054109	214	3400 SH	SOLE		3400
Fed National Mtg Assg	COM	313586109	204	3649 SH	SOLE		3649
Coca-Cola Company	COM	191216100	201	4504 SH	SOLE		4504
